INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax asset valuation allowance	$ 281,503
Deferred tax assets, net
Continuing Operations [Member]
Tax expense at the federal statutory rate	(1,143,354)	(850,030)
State tax expense, net of federal tax effect
Effect of foreign operations
Effect of income tax rate change
Permanent timing differences	453,667	772,183
Prior year net operating loss true up	487,927
Temporary timing differences		27,299
Deffered tax assets, gross	(281,503)	(50,548)
Deferred income tax asset valuation allowance	281,503	50,548
Deferred tax assets, net
Discontinued Operations [Member]
Tax expense at the federal statutory rate		66,918
State tax expense, net of federal tax effect
Effect of foreign operations		27,739
Effect of income tax rate change
Permanent timing differences		(1,834,306)
Temporary timing differences		63,004
Deffered tax assets, gross		(1,732,123)
Deferred income tax asset valuation allowance		1,732,123
Deferred tax assets, net